SCHEDULE OF WARRANTS OUTSTANDING (Details)		12 Months Ended
	Jul. 29, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares	Sep. 30, 2021 CAD ($) $ / shares shares	Sep. 30, 2021 $ / shares	Sep. 30, 2020 $ / shares
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding	34,999,953	2,556,496
Number of Warrants Fair Value | $	$ 46,588,983	$ 748,634
Underwent Consultants [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding	6,999,991	511,299	7,239,353
Number of Warrants Fair Value | $		$ 748,634	$ 16,890,998
Warrant One [Member]
IfrsStatementLineItems [Line Items]
Warrants, Issue Date		Nov. 30, 2020
Exercise Price | $ / shares			$ 2.50
Number of Warrants Outstanding			325,000
Warrant One [Member] | Underwent Consultants [Member]
IfrsStatementLineItems [Line Items]
Warrants, Issue Date	Nov. 30, 2020
Exercise Price Range One [member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares		$ 0.71
Number of Warrants Outstanding	2,556,496	2,556,496
Number of Warrants Fair Value | $	$ 3,402,992	$ 748,634
Exercise Price Range One [member] | Underwent Consultants [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 3.55
Number of Warrants Outstanding	511,299	511,299	496,234
Number of Warrants Fair Value | $		$ 748,634	$ 1,174,091
Warrant Two [Member]
IfrsStatementLineItems [Line Items]
Warrants, Issue Date		Feb. 05, 2021
Exercise Price | $ / shares				$ 3.55
Number of Warrants Outstanding			496,234
Warrant Two [Member] | Underwent Consultants [Member]
IfrsStatementLineItems [Line Items]
Warrants, Issue Date	Feb. 05, 2021
Exercise Price Range Two [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares		$ 0.71
Number of Warrants Outstanding	6,671,992
Number of Warrants Fair Value | $	$ 8,881,192
Exercise Price Range Two [Member] | Underwent Consultants [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 3.55
Number of Warrants Outstanding	1,334,398		1,334,400
Number of Warrants Fair Value | $			$ 3,157,195
Warrant Three [Member]
IfrsStatementLineItems [Line Items]
Warrants, Issue Date		Mar. 05, 2021
Exercise Price | $ / shares				3.55
Number of Warrants Outstanding			1,334,400
Warrant Three [Member] | Underwent Consultants [Member]
IfrsStatementLineItems [Line Items]
Warrants, Issue Date	Mar. 05, 2021
Exercise Price Range Three [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares					$ 0.71
Number of Warrants Outstanding	25,771,465
Number of Warrants Fair Value | $	$ 34,304,799
Exercise Price Range Three [Member] | Underwent Consultants [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 3.55
Number of Warrants Outstanding	5,154,293		5,154,321
Number of Warrants Fair Value | $			$ 12,195,143
Warrant Four [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares				$ 3.55
Number of Warrants Outstanding			5,154,321
Warrant Four [Member] | Underwent Consultants [Member]
IfrsStatementLineItems [Line Items]
Warrants, Issue Date	Jul. 29, 2021
Exercise Price Range Four [Member] | Underwent Consultants [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 5.00
Number of Warrants Outstanding			250,000
Number of Warrants Fair Value | $			$ 357,704
Warrant Five [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares			$ 13.35
Number of Warrants Outstanding			1,200,000
Warrant Five [Member] | Underwent Consultants [Member]
IfrsStatementLineItems [Line Items]
Warrants, Issue Date	Sep. 14, 2021
Exercise Price Range Five [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding			6,000,000
Exercise Price Range Five [Member] | Underwent Consultants [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 5.00
Number of Warrants Outstanding			4,798
Number of Warrants Fair Value | $			$ 6,865